Document and Entity Information	12 Months Ended
Aug. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	Grown Rogue International Inc.
Entity Central Index Key	0001463000
Document Type	20-F
Trading Symbol	GRIN
Document Period End Date	Aug. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,283,164
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018